FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
               OF REGISTERED MANAGEMENT INVESTMENT COMPANY


               Investment Company Act file number: 811-4066


                       Pacific Capital Cash Assets Trust
              (Exact Name of Registrant as Specified in Charter)

                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
              (Address of Principal Executive Offices)(Zip Code)

Registrant's Telephone Number, including Area Code: (212) 697-6666

       Joseph P. DiMaggio, Chief Financial Officer and Treasurer
                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
                    (Name and address of Agent for Service)

                   Date of fiscal year end: March 31, 2006

                  Date of reporting period: December 31, 2006


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


Item 1. Schedule of Investments.

Schedule of investments as of the close of the reporting period as set forth in subsection 210.12-12 - 12-14 of Regulation S-X (17 CFR 210.12-12 - 12-14)

                           Tax-Free Cash Assets Trust
                             Schedule of Investments
                                December 31, 2006
                                   (unaudited)
                                   Moody's/S&P

    Principal                                            Security                            Ratings
     Amount                                            Description                         (unaudited)          Value      (a)
     ------                                            -----------                         -----------          -----      ---
MUNICIPAL BONDS (98.5%):

ALABAMA (0.1%):
                                    Jefferson County, AL Sewer Revenue Warrants,
                                    Series D, FGIC Insured, Prerefunded to
                                    02/01/07 @101, Collateral: State & Local
                                    Government Series
                        $150,000    5.750%, 02/01/27                                        #Aaa/AAA      $          151,756
                                                                                                         -----------------------

COLORADO (1.8%):
                                    Colorado Housing & Finance
                                    Authority Revenue Bonds, Class I,
                                    Series A-1, Weekly Reset VRDO*,
                                    SPA: FHLB
                       4,100,000    3.750%, 10/01/30                                       VMIG1/A-1+              4,100,000
                                                                                                         -----------------------

HAWAII (32.9%):
                                    City and County Honolulu, HI General
                                    Obligation Bonds, Series A, Escrowed to
                                    Maturity, Collateral: U.S. Government
                                    Securities
                       2,870,000    5.600%, 04/01/07                                        #Aaa/AA-               2,883,761

                                    State of Hawaii, General Obligation Bonds,
                                    Series CN, FGIC Insured, Prerefunded to
                                    03/01/07 @ 102, Collateral: US Government Securities
                       2,450,000    5.250%, 03/01/12                                        Aaa/AAA                2,505,541
                       4,000,000    5.500%, 03/01/14                                        Aaa/AAA                4,091,834

                                    City and County Honolulu, HI General Obligation
                                    Bonds, FGIC Insured, Series A,
                                    Escrowed to Maturity, Collateral: US
                                    Government Securities
                       1,165,000    6.000%, 09/01/07                                        #Aaa/AAA               1,184,286

                                    City and County Honolulu, HI General
                                    Obligation Commercial Paper, Series H, LOC:
                                    Landes Hessen-Thuringen Girozentrale
                     15,000,000     3.550%, 03/05/07                                        P-1/A-1+              15,000,000

                                    City and County Honolulu, HI General Obligation
                                    Commercial Paper, Series W, LOC:
                                    Westdeutsche Landesbank
                       5,000,000    3.500%, 03/07/07                                        P-1/A-1+               5,000,000

                                    Hawaii State Department of Budget
                                    and Finance Special Purpose Revenue
                                    Bonds(Queens Health System) Series
                                    C, Weekly Reset VRDO*, AMBAC
                                    Insured, SPA: Bank of America N.A.
                     36,000,000     3.600%, 07/01/28                                        MIG1/AAA              36,000,000

                                    Hawaii State Department of Budget and Finance
                                    Special Purpose Revenue Bonds (The
                                    Queen's Health System) Series A,  Weekly Reset
                                    VRDO*, SPA: Bank of Nova Scotia,
                                    AMBAC Insured
                      4,600,000     3.590%, 07/01/29                                       VMIG1/A-1+              4,600,000

                                    Hawaii State General Obligation Bonds,
                                    Series CN, FGIC Insured, Escrowed to
                                    Maturity, Prerefunded to 03/01/07 @102,
                                    Collateral: U.S. Government Securities
                      1,750,000     5.250%, 03/01/10                                        Aaa/AAA                1,789,241

                                                                                                         -----------------------
                                                                                                                  73,054,663
                                                                                                         -----------------------

ILLINOIS (4.2%):
                                    Chicago, IL  General Obligation Bonds,
                                    Park District, MBIA Insured,  Prerefunded to
                                    01/01/07 @101, Collateral: State & Local
                                    Government Series
                      1,145,000     5.400%, 01/01/09                                        Aaa/AAA                1,156,450

                                    Chicago, IL General Obligation Bonds,
                                    Series B, Weekly Reset
                                    VRDO*, SPA: Landesbank Baden-Wurttemberg
                                    FGIC Insured
                      6,000,000     3.740%, 01/01/37                                       VMIG1/A-1+              6,000,000

                                    Chicago IL Housing Authority Capital Program
                                    Revenue Bonds, Escrowed to Maturity,
                                    Collateral: State & Local Government Series,
                                    Prerefunded
                      2,185,000     5.000%, 07/01/07                                         Aa3/NR                2,200,327

                                                                                                         -----------------------
                                                                                                                   9,356,777
                                                                                                         -----------------------

INDIANA (1.2%):
                                    Duneland, IN Independent School Building Corp.
                                    First Mortgage Revenue Bonds, MBIA
                                    Insured, Prerefunded to 08/01/07 @ 101, Collateral:
                                    US Government Securities
                       1,050,000    5.500%, 08/01/17                                        Aaa/AAA                1,072,509

                                    South Bend, IN Community School Corp. Riley School
                                    Building Corp. First Mortgage
                                    Revenue Bonds, FSA Insured, Prerefunded to 08/01/07
                                    @ 101, Collateral: 100% US
                                    Treasury Obligations
                       1,500,000    5.700%, 08/01/19                                        Aaa/AAA                1,533,250
                                                                                                         -----------------------
                                                                                                                   2,605,759
                                                                                                         -----------------------

MARYLAND (0.5%):
                                    Montgomery County, MD Public Improvement Series
                                    General Obligation Bonds, Escrowed
                                    to Maturity, Prerefunded 05/01/07 @102, Collateral:
                                    State & Local Government Series
                       1,085,000    5.375%, 05/01/13                                        Aaa/AAA                1,112,179
                                                                                                         -----------------------

MASSACHUSETTS (0.3%):
                                    Massachusetts Health & Educational Facilities
                                    Authority Revenue Bonds, Wellesley
                                    College Issue E, Weekly Reset VRDO*
                         690,000    3.800%, 07/01/22                                        Aa1/AA+                  690,000
                                                                                                           -----------------------

MICHIGAN (10.8%):
                                    Detroit, MI Sewer Disposal Revenue Bonds,
                                    Series A, MBIA Insured, Escrowed to
                                    Maturity, Prerefunded to 07/01/07 @101,
                                    Collateral: State & Local Government Series
                         250,000    5.000%, 07/01/11                                        Aaa/AAA                  253,962

                                    Eastern Michigan University,
                                    University Revenue Bonds, Daily
                                    Reset VRDO*, FGIC Insured, SPA: FGIC-SPI
                       8,000,000    3.850%, 06/01/27                                        Aaa/A-1+               8,000,000

                                    Northern Michigan University Revenue Bonds,
                                    Daily Reset VRDO* SPA - DEPFA Bank PLC,
                                    AMBAC Insured
                       4,285,000    3.850%, 12/01/35                                        Aaa/AAA                4,285,000

                                    Northern Michigan University,
                                    Revenue Bonds, Daily Reset VRDO*,
                                    FGIC Insured, SPA: FGIC-SPI
                       4,210,000    3.850%, 06/01/31                                       VMIG1/A-1+              4,210,000

                                    Rochester, MI Community School District General
                                    Obligation Bonds, MBIA Insured,
                                    Escrowed to Maturity, Prerefunded 05/01/07 @100,
                                    Collateral: State & Local
                                    Government Securities
                       7,315,000    5.250%, 05/01/15                                        #Aaa/AAA               7,353,952

                                                                                                         -----------------------
                                                                                                                  24,102,914
                                                                                                         -----------------------

MISSOURI (13.3%):
                                    Kansas City, MO Industrial
                                    Development Authority Revenue
                                    Bonds, (Ewing Marion Kaufman
                                    Foundation), Daily Reset VRDO*
                        8,360,000   3.850%, 04/01/27                                        NR/A-1+                8,360,000
                          650,000   3.850%, 04/01/27                                        NR/A-1+                  650,000

                                    Missouri State, Health & Educational
                                    Facilities Authority Revenue Bonds
                                    (St. Louis University), Series B, Daily
                                    Reset VRDO*, SPA: Bank of
                                    America N.A.
                        6,000,000   3.880%, 10/01/24                                       VMIG1/A-1+              6,000,000

                                    Missouri State Health & Educational Facilities
                                    Authority Revenue Bonds (Washington
                                    University), Series B, SPA: JPMorgan Chase Bank,
                                    Daily Reset VRDO*
                        4,100,000   3.890%, 03/01/40                                       VMIG1/A-1+              4,100,000

                                    Missouri State, Health & Educational
                                    Facilities Authority Revenue Bonds
                                    (Washington University), Series C,
                                    Daily Reset VRDO*, SPA: JPMorgan Chase Bank
                                    Chase Bank
                        2,800,000   3.850%, 09/01/30                                       VMIG1/A-1+              2,800,000

                                    Missouri State, Health & Educational
                                    Facilities Authority Revenue Bonds
                                    (Washington University), Series D,
                                    Daily Reset VRDO*, SPA: JPMorgan
                                    Chase Bank
                        2,100,000   3.850%, 09/01/30                                       VMIG1/A-1+              2,100,000

                                    University of Missouri University Revenue Bonds
                                    Variable - System Facilities,
                                    Series A,  VRDO*
                        1,870,000   3.980%, 11/01/31                                       VMIG1/A-1+              1,870,000

                                    University of Missouri University Revenue
                                    Bonds, Daily Reset VRDO* System
                                    Facilities, Series B
                        3,650,000   3.890%, 11/01/30                                       VMIG1/A-1+              3,650,000

                                                                                                         -----------------------
                                                                                                                  29,530,000
                                                                                                         -----------------------

MONTANA (2.2%):
                                    Montana State, Health Facilities
                                    Authority Revenue Bonds, Series A,
                                    Weekly Reset VRDO*, FGIC Insured
                                    SPA: Wells Fargo
                        5,000,000   3.750%, 12/01/15                                       VMIG1/A-1+              5,000,000
                                                                                                          ----------------------

NEVADA (4.4%):
                                    Clark County, NV School District Building and
                                    Renovation General Obligation Bonds,
                                    FGIC Insured, Series B, Prerefunded to 06/15/07
                                    @ 101, Collateral: US Government
                                    Securities
                        1,000,000   5.250%, 06/15/17                                        Aaa/AAA                1,017,663

                                    Clark County, NV Airport Revenue
                                    Bonds, Series C, Weekly Reset
                                    VRDO*, FGIC Insured, SPA:
                                    Landesbank Baden-Wurttemberg
                        8,800,000   3.740%, 07/01/29                                       VMIG1/A-1+              8,800,000
                                                                                                         -----------------------
                                                                                                                   9,817,663
                                                                                                         -----------------------

NEW JERSEY (0.7%):
                                    New Jersey Economic Development Authority
                                    Revenue Bonds, 1st Mortgage-Cranes Mill,
                                    Series A, Escrowed to Maturity, Prerefunded
                                    02/01/07 @102, Collateral:  U.S.
                                    Government Securities
                        1,400,000   7.500%, 02/01/27                                        #Aaa/NR                1,455,682
                                                                                                         -----------------------

NEW YORK (6.6%):
                                    Long Island, NY Power Authority
                                    Revenue Bonds, Series 1A, Weekly
                                    Reset VRDO*, LOC:  80% Bayerische Landesbank
                                    20% Landesbank Baden-Wurttemberg
                        9,000,0003  .750%, 05/01/33                                        VMIG1/A-1+              9,000,000

                                    New York, NY Municipal Water Financing
                                    Authority Water & Sewer System Revenue
                                    Bonds, FSA Insured, SER B Prerefunded to
                                    06/15/07 @ 101, Collateral: US Government
                                    Securities
                        3,500,000   5.750%, 06/15/29                                        Aaa/AAA                3,569,268

                                    New York, NY City Transitional
                                    Finance Authority Revenue Bonds,
                                    Series 3, Daily Reset VRDO*, SPA:
                                    Royal Bank of Canada
                        2,000,000   3.870%, 11/01/22                                       VMIG1/A-1+              2,000,000

                                                                                                         -----------------------
                                                                                                                  14,569,268
                                                                                                         -----------------------

NORTH CAROLINA (13.1%):
                                    Charlotte, NC  Airport Revenue Bonds, Series A,
                                    Weekly Reset VRDO*, MBIA Insured,
                                    SPA: JPMorgan Chase Bank
                        9,120,000   3.730%,  07/01/16                                      VMIG1/A-1+              9,120,000

                                    Concord, NC Utility Systems
                                    Revenue Bonds, Series B, Weekly
                                    Reset VRDO*, FSA Insured, SPA:
                                    Wachovia Bank
                        8,820,000   3.730%, 12/01/22                                        VMIG1/NR               8,820,000

                                    Durham, NC General Obligation Bonds
                                    (Public Improvement Project), Weekly
                                    Reset VRDO*, SPA: Wachovia Bank of
                                    North Carolina
                        1,425,000   3.750%, 02/01/09                                       VMIG1/A-1+              1,425,000
                        2,975,000   3.750%, 02/01/11                                       VMIG1/A-1+              2,975,000
                        1,270,000   3.750%, 02/01/12                                       VMIG1/A-1+              1,270,000
                        1,475,000   3.750%, 02/01/13                                       VMIG1/A-1+              1,475,000

                                    North Carolina East Municipal Power Agency
                                    Power System Revenue Refunding Bonds,
                                    Series B, Prerefunded to 01/01/07 @102,
                                    Collateral: U.S. Treasury, MBIA Insured
                        4,000,000   5.875%, 01/01/21                                        Aaa/AAA                4,080,000

                                                                                                         -----------------------
                                                                                                                  29,165,000
                                                                                                         -----------------------

OHIO (1.2%):
                                    Ohio Housing Finance Agency
                                    Mortgage Revenue Bonds (Residential
                                    Mortgage), Series E-AMT, Weekly
                                    Reset VRDO*, SPA: FHLB
                        2,590,000   3.800%, 09/01/34                                        VMIG1/NR               2,590,000
                                                                                                         -----------------------

OREGON (0.5%):
                                    Josephine County, OR School District #007
                                    General Obligation Bonds, FGIC Insured,
                                    Escrowed to Maturity, Prerefunded 06/01/07 @100,
                                    Collateral: U.S. Government
                                    Securities
                        1,000,000   5.700%, 06/01/13                                        Aaa/AAA                1,008,895
                                                                                                         -----------------------

TEXAS (0.6%):
                                    Allen, TX Independent School District General
                                    Obligation Bonds, Escrowed to
                                    Maturity, Prerefunded 02/15/07 @100, Collateral:
                                    U.S. Government Securities,
                                    Permanent School Fund-Guaranteed
                        1,255,000   5.100%, 02/15/12                                        Aaa/AAA                1,257,093
                                                                                                         -----------------------

UTAH (0.4%):
                                    Utah State, General Obligation Bonds,
                                    Prerefunded to 07/01/07 @ 100, Collateral:
                                    State & Local Government Series
                        1,000,000   5.000%, 07/01/12                                        Aaa/AAA                1,007,300
                                                                                                         -----------------------

VIRGINIA (3.0%):
                                    University of Virginia Revenue
                                    Bonds, Series A, Weekly Reset VRDO*
                        6,700,000   3.720%, 06/01/34                                       VMIG1/A-1+              6,700,000
                                                                                                         -----------------------

WASHINGTON (0.7%):
                                    Seattle, WA General Obligation Bonds, Prerefunded
                                    to 08/01/07 @ 100, Collateral:
                                    100% State & Local Government Series
                        1,545,000   5.300%, 08/01/17                                        Aa1/AAA                1,560,896
                                                                                                         -----------------------

         Shares
INVESTMENT COMPANY  (1.1%):
                                2,505,000   Goldman Sachs Financial Square Tax-Free Money
                                            Market Fund Institutional Shares                                      2,505,000
                                                                                                          --------------------

                                                                                                           -------------------
                                            Total Investments (Amortized Cost $221,340,845**) - 99.6%           221,340,845
                                            Other assets less liabilities- 0.4%                                     872,265
                                                                                                           -------------------
 NET ASSETS-100.0%                                                                                          $   222,213,110
                                                                                                           ===================

------------
* Variable rate demand obligations (VRDOs) are payable upon demand within the same day for securities with daily liquidity or seven days for securities with weekly liquidity.

** Cost for Federal income tax and financial reporting purposes is identical.

                                                                     Percent of
                       Portfolio Distribution (unaudited)            Portfolio
                       Alabama                                           0.1  %
                       Colorado                                          1.8
                       Hawaii                                           33.0
                       Illinois                                          4.2
                       Indiana                                           1.2
                       Investment Company                                1.1
                       Maryland                                          0.5
                       Massachusetts                                     0.3
                       Michigan                                         10.9
                       Missouri                                         13.3
                       Montana                                           2.3
                       Nevada                                            4.4
                       New Jersey                                        0.7
                       New York                                          6.6
                       North Carolina                                   13.2
                       Ohio                                              1.2
                       Oregon                                            0.5
                       Texas                                             0.6
                       Utah                                              0.4
                       Virginia                                          3.0
                       Washington                                        0.7
                                                                 ------------
                                                                       100.0   %
                                                                 ============

           PORTFOLIO ABBREVIATIONS:
           AMBAC - American Municipal Bond Assurance Corp.
           AMT - Alternative Minimum Tax
           FGIC - Financial Guaranty Insurance Corporation
           FHLB - Federal Home Loan Bank
           FSA - Financial Security Assurance
           LOC - Letter of Credit
           MBIA- Municipal Bond Investors Assurance
           NR - Not Rated
           SPA - Standby Bond Purchase Agreement
           SPI- Securities Purchase, Inc.
           VRDO - Variable Rate Demand Obligation

                                See accompanying
                         notes to financial statements.

                           Tax-Free Cash Assets Trust
                          NOTES TO FINANCIAL STATEMENTS

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.


                           Tax-Free Cash Assets Trust
                             Schedule of Investments
                                December 31, 2006
                                   (unaudited)
                                   Moody's/S&P

    Principal                                            Security                            Ratings
     Amount                                            Description                         (unaudited)          Value      (a)
     ------                                            -----------                         -----------          -----      ---
MUNICIPAL BONDS (98.5%):

ALABAMA (0.1%):
                                    Jefferson County, AL Sewer Revenue Warrants,
                                    Series D, FGIC Insured, Prerefunded to
                                    02/01/07 @101, Collateral: State & Local
                                    Government Series
                        $150,000    5.750%, 02/01/27                                        #Aaa/AAA      $          151,756
                                                                                                         -----------------------

COLORADO (1.8%):
                                    Colorado Housing & Finance
                                    Authority Revenue Bonds, Class I,
                                    Series A-1, Weekly Reset VRDO*,
                                    SPA: FHLB
                       4,100,000    3.750%, 10/01/30                                       VMIG1/A-1+              4,100,000
                                                                                                         -----------------------

HAWAII (32.9%):
                                    City and County Honolulu, HI General
                                    Obligation Bonds, Series A, Escrowed to
                                    Maturity, Collateral: U.S. Government
                                    Securities
                       2,870,000    5.600%, 04/01/07                                        #Aaa/AA-               2,883,761

                                    State of Hawaii, General Obligation Bonds,
                                    Series CN, FGIC Insured, Prerefunded to
                                    03/01/07 @ 102, Collateral: US Government Securities
                       2,450,000    5.250%, 03/01/12                                        Aaa/AAA                2,505,541
                       4,000,000    5.500%, 03/01/14                                        Aaa/AAA                4,091,834

                                    City and County Honolulu, HI General Obligation
                                    Bonds, FGIC Insured, Series A,
                                    Escrowed to Maturity, Collateral: US
                                    Government Securities
                       1,165,000    6.000%, 09/01/07                                        #Aaa/AAA               1,184,286

                                    City and County Honolulu, HI General
                                    Obligation Commercial Paper, Series H, LOC:
                                    Landes Hessen-Thuringen Girozentrale
                     15,000,000     3.550%, 03/05/07                                        P-1/A-1+              15,000,000

                                    City and County Honolulu, HI General Obligation
                                    Commercial Paper, Series W, LOC:
                                    Westdeutsche Landesbank
                       5,000,000    3.500%, 03/07/07                                        P-1/A-1+               5,000,000

                                    Hawaii State Department of Budget
                                    and Finance Special Purpose Revenue
                                    Bonds(Queens Health System) Series
                                    C, Weekly Reset VRDO*, AMBAC
                                    Insured, SPA: Bank of America N.A.
                     36,000,000     3.600%, 07/01/28                                        MIG1/AAA              36,000,000

                                    Hawaii State Department of Budget and Finance
                                    Special Purpose Revenue Bonds (The
                                    Queen's Health System) Series A,  Weekly Reset
                                    VRDO*, SPA: Bank of Nova Scotia,
                                    AMBAC Insured
                      4,600,000     3.590%, 07/01/29                                       VMIG1/A-1+              4,600,000

                                    Hawaii State General Obligation Bonds,
                                    Series CN, FGIC Insured, Escrowed to
                                    Maturity, Prerefunded to 03/01/07 @102,
                                    Collateral: U.S. Government Securities
                      1,750,000     5.250%, 03/01/10                                        Aaa/AAA                1,789,241

                                                                                                         -----------------------
                                                                                                                  73,054,663
                                                                                                         -----------------------

ILLINOIS (4.2%):
                                    Chicago, IL  General Obligation Bonds,
                                    Park District, MBIA Insured,  Prerefunded to
                                    01/01/07 @101, Collateral: State & Local
                                    Government Series
                      1,145,000     5.400%, 01/01/09                                        Aaa/AAA                1,156,450

                                    Chicago, IL General Obligation Bonds,
                                    Series B, Weekly Reset
                                    VRDO*, SPA: Landesbank Baden-Wurttemberg
                                    FGIC Insured
                      6,000,000     3.740%, 01/01/37                                       VMIG1/A-1+              6,000,000

                                    Chicago IL Housing Authority Capital Program
                                    Revenue Bonds, Escrowed to Maturity,
                                    Collateral: State & Local Government Series,
                                    Prerefunded
                      2,185,000     5.000%, 07/01/07                                         Aa3/NR                2,200,327

                                                                                                         -----------------------
                                                                                                                   9,356,777
                                                                                                         -----------------------

INDIANA (1.2%):
                                    Duneland, IN Independent School Building Corp.
                                    First Mortgage Revenue Bonds, MBIA
                                    Insured, Prerefunded to 08/01/07 @ 101, Collateral:
                                    US Government Securities
                       1,050,000    5.500%, 08/01/17                                        Aaa/AAA                1,072,509

                                    South Bend, IN Community School Corp. Riley School
                                    Building Corp. First Mortgage
                                    Revenue Bonds, FSA Insured, Prerefunded to 08/01/07
                                    @ 101, Collateral: 100% US
                                    Treasury Obligations
                       1,500,000    5.700%, 08/01/19                                        Aaa/AAA                1,533,250
                                                                                                         -----------------------
                                                                                                                   2,605,759
                                                                                                         -----------------------

MARYLAND (0.5%):
                                    Montgomery County, MD Public Improvement Series
                                    General Obligation Bonds, Escrowed
                                    to Maturity, Prerefunded 05/01/07 @102, Collateral:
                                    State & Local Government Series
                       1,085,000    5.375%, 05/01/13                                        Aaa/AAA                1,112,179
                                                                                                         -----------------------

MASSACHUSETTS (0.3%):
                                    Massachusetts Health & Educational Facilities
                                    Authority Revenue Bonds, Wellesley
                                    College Issue E, Weekly Reset VRDO*
                         690,000    3.800%, 07/01/22                                        Aa1/AA+                  690,000
                                                                                                           -----------------------

MICHIGAN (10.8%):
                                    Detroit, MI Sewer Disposal Revenue Bonds,
                                    Series A, MBIA Insured, Escrowed to
                                    Maturity, Prerefunded to 07/01/07 @101,
                                    Collateral: State & Local Government Series
                         250,000    5.000%, 07/01/11                                        Aaa/AAA                  253,962

                                    Eastern Michigan University,
                                    University Revenue Bonds, Daily
                                    Reset VRDO*, FGIC Insured, SPA: FGIC-SPI
                       8,000,000    3.850%, 06/01/27                                        Aaa/A-1+               8,000,000

                                    Northern Michigan University Revenue Bonds,
                                    Daily Reset VRDO* SPA - DEPFA Bank PLC,
                                    AMBAC Insured
                       4,285,000    3.850%, 12/01/35                                        Aaa/AAA                4,285,000

                                    Northern Michigan University,
                                    Revenue Bonds, Daily Reset VRDO*,
                                    FGIC Insured, SPA: FGIC-SPI
                       4,210,000    3.850%, 06/01/31                                       VMIG1/A-1+              4,210,000

                                    Rochester, MI Community School District General
                                    Obligation Bonds, MBIA Insured,
                                    Escrowed to Maturity, Prerefunded 05/01/07 @100,
                                    Collateral: State & Local
                                    Government Securities
                       7,315,000    5.250%, 05/01/15                                        #Aaa/AAA               7,353,952

                                                                                                         -----------------------
                                                                                                                  24,102,914
                                                                                                         -----------------------

MISSOURI (13.3%):
                                    Kansas City, MO Industrial
                                    Development Authority Revenue
                                    Bonds, (Ewing Marion Kaufman
                                    Foundation), Daily Reset VRDO*
                        8,360,000   3.850%, 04/01/27                                        NR/A-1+                8,360,000
                          650,000   3.850%, 04/01/27                                        NR/A-1+                  650,000

                                    Missouri State, Health & Educational
                                    Facilities Authority Revenue Bonds
                                    (St. Louis University), Series B, Daily
                                    Reset VRDO*, SPA: Bank of
                                    America N.A.
                        6,000,000   3.880%, 10/01/24                                       VMIG1/A-1+              6,000,000

                                    Missouri State Health & Educational Facilities
                                    Authority Revenue Bonds (Washington
                                    University), Series B, SPA: JPMorgan Chase Bank,
                                    Daily Reset VRDO*
                        4,100,000   3.890%, 03/01/40                                       VMIG1/A-1+              4,100,000

                                    Missouri State, Health & Educational
                                    Facilities Authority Revenue Bonds
                                    (Washington University), Series C,
                                    Daily Reset VRDO*, SPA: JPMorgan Chase Bank
                                    Chase Bank
                        2,800,000   3.850%, 09/01/30                                       VMIG1/A-1+              2,800,000

                                    Missouri State, Health & Educational
                                    Facilities Authority Revenue Bonds
                                    (Washington University), Series D,
                                    Daily Reset VRDO*, SPA: JPMorgan
                                    Chase Bank
                        2,100,000   3.850%, 09/01/30                                       VMIG1/A-1+              2,100,000

                                    University of Missouri University Revenue Bonds
                                    Variable - System Facilities,
                                    Series A,  VRDO*
                        1,870,000   3.980%, 11/01/31                                       VMIG1/A-1+              1,870,000

                                    University of Missouri University Revenue
                                    Bonds, Daily Reset VRDO* System
                                    Facilities, Series B
                        3,650,000   3.890%, 11/01/30                                       VMIG1/A-1+              3,650,000

                                                                                                         -----------------------
                                                                                                                  29,530,000
                                                                                                         -----------------------

MONTANA (2.2%):
                                    Montana State, Health Facilities
                                    Authority Revenue Bonds, Series A,
                                    Weekly Reset VRDO*, FGIC Insured
                                    SPA: Wells Fargo
                        5,000,000   3.750%, 12/01/15                                       VMIG1/A-1+              5,000,000
                                                                                                          ----------------------

NEVADA (4.4%):
                                    Clark County, NV School District Building and
                                    Renovation General Obligation Bonds,
                                    FGIC Insured, Series B, Prerefunded to 06/15/07
                                    @ 101, Collateral: US Government
                                    Securities
                        1,000,000   5.250%, 06/15/17                                        Aaa/AAA                1,017,663

                                    Clark County, NV Airport Revenue
                                    Bonds, Series C, Weekly Reset
                                    VRDO*, FGIC Insured, SPA:
                                    Landesbank Baden-Wurttemberg
                        8,800,000   3.740%, 07/01/29                                       VMIG1/A-1+              8,800,000
                                                                                                         -----------------------
                                                                                                                   9,817,663
                                                                                                         -----------------------

NEW JERSEY (0.7%):
                                    New Jersey Economic Development Authority
                                    Revenue Bonds, 1st Mortgage-Cranes Mill,
                                    Series A, Escrowed to Maturity, Prerefunded
                                    02/01/07 @102, Collateral:  U.S.
                                    Government Securities
                        1,400,000   7.500%, 02/01/27                                        #Aaa/NR                1,455,682
                                                                                                         -----------------------

NEW YORK (6.6%):
                                    Long Island, NY Power Authority
                                    Revenue Bonds, Series 1A, Weekly
                                    Reset VRDO*, LOC:  80% Bayerische Landesbank
                                    20% Landesbank Baden-Wurttemberg
                        9,000,0003  .750%, 05/01/33                                        VMIG1/A-1+              9,000,000

                                    New York, NY Municipal Water Financing
                                    Authority Water & Sewer System Revenue
                                    Bonds, FSA Insured, SER B Prerefunded to
                                    06/15/07 @ 101, Collateral: US Government
                                    Securities
                        3,500,000   5.750%, 06/15/29                                        Aaa/AAA                3,569,268

                                    New York, NY City Transitional
                                    Finance Authority Revenue Bonds,
                                    Series 3, Daily Reset VRDO*, SPA:
                                    Royal Bank of Canada
                        2,000,000   3.870%, 11/01/22                                       VMIG1/A-1+              2,000,000

                                                                                                         -----------------------
                                                                                                                  14,569,268
                                                                                                         -----------------------

NORTH CAROLINA (13.1%):
                                    Charlotte, NC  Airport Revenue Bonds, Series A,
                                    Weekly Reset VRDO*, MBIA Insured,
                                    SPA: JPMorgan Chase Bank
                        9,120,000   3.730%,  07/01/16                                      VMIG1/A-1+              9,120,000

                                    Concord, NC Utility Systems
                                    Revenue Bonds, Series B, Weekly
                                    Reset VRDO*, FSA Insured, SPA:
                                    Wachovia Bank
                        8,820,000   3.730%, 12/01/22                                        VMIG1/NR               8,820,000

                                    Durham, NC General Obligation Bonds
                                    (Public Improvement Project), Weekly
                                    Reset VRDO*, SPA: Wachovia Bank of
                                    North Carolina
                        1,425,000   3.750%, 02/01/09                                       VMIG1/A-1+              1,425,000
                        2,975,000   3.750%, 02/01/11                                       VMIG1/A-1+              2,975,000
                        1,270,000   3.750%, 02/01/12                                       VMIG1/A-1+              1,270,000
                        1,475,000   3.750%, 02/01/13                                       VMIG1/A-1+              1,475,000

                                    North Carolina East Municipal Power Agency
                                    Power System Revenue Refunding Bonds,
                                    Series B, Prerefunded to 01/01/07 @102,
                                    Collateral: U.S. Treasury, MBIA Insured
                        4,000,000   5.875%, 01/01/21                                        Aaa/AAA                4,080,000

                                                                                                         -----------------------
                                                                                                                  29,165,000
                                                                                                         -----------------------

OHIO (1.2%):
                                    Ohio Housing Finance Agency
                                    Mortgage Revenue Bonds (Residential
                                    Mortgage), Series E-AMT, Weekly
                                    Reset VRDO*, SPA: FHLB
                        2,590,000   3.800%, 09/01/34                                        VMIG1/NR               2,590,000
                                                                                                         -----------------------

OREGON (0.5%):
                                    Josephine County, OR School District #007
                                    General Obligation Bonds, FGIC Insured,
                                    Escrowed to Maturity, Prerefunded 06/01/07 @100,
                                    Collateral: U.S. Government
                                    Securities
                        1,000,000   5.700%, 06/01/13                                        Aaa/AAA                1,008,895
                                                                                                         -----------------------

TEXAS (0.6%):
                                    Allen, TX Independent School District General
                                    Obligation Bonds, Escrowed to
                                    Maturity, Prerefunded 02/15/07 @100, Collateral:
                                    U.S. Government Securities,
                                    Permanent School Fund-Guaranteed
                        1,255,000   5.100%, 02/15/12                                        Aaa/AAA                1,257,093
                                                                                                         -----------------------

UTAH (0.4%):
                                    Utah State, General Obligation Bonds,
                                    Prerefunded to 07/01/07 @ 100, Collateral:
                                    State & Local Government Series
                        1,000,000   5.000%, 07/01/12                                        Aaa/AAA                1,007,300
                                                                                                         -----------------------

VIRGINIA (3.0%):
                                    University of Virginia Revenue
                                    Bonds, Series A, Weekly Reset VRDO*
                        6,700,000   3.720%, 06/01/34                                       VMIG1/A-1+              6,700,000
                                                                                                         -----------------------

WASHINGTON (0.7%):
                                    Seattle, WA General Obligation Bonds, Prerefunded
                                    to 08/01/07 @ 100, Collateral:
                                    100% State & Local Government Series
                        1,545,000   5.300%, 08/01/17                                        Aa1/AAA                1,560,896
                                                                                                         -----------------------

         Shares
INVESTMENT COMPANY  (1.1%):
                                2,505,000   Goldman Sachs Financial Square Tax-Free Money
                                            Market Fund Institutional Shares                                      2,505,000
                                                                                                          --------------------

                                                                                                           -------------------
                                            Total Investments (Amortized Cost $221,340,845**) - 99.6%           221,340,845
                                            Other assets less liabilities- 0.4%                                     872,265
                                                                                                           -------------------
 NET ASSETS-100.0%                                                                                          $   222,213,110
                                                                                                           ===================

------------
* Variable rate demand obligations (VRDOs) are payable upon demand within the same day for securities with daily liquidity or seven days for securities with weekly liquidity.

** Cost for Federal income tax and financial reporting purposes is identical.

                                                                     Percent of
                       Portfolio Distribution (unaudited)            Portfolio
                       Alabama                                           0.1  %
                       Colorado                                          1.8
                       Hawaii                                           33.0
                       Illinois                                          4.2
                       Indiana                                           1.2
                       Investment Company                                1.1
                       Maryland                                          0.5
                       Massachusetts                                     0.3
                       Michigan                                         10.9
                       Missouri                                         13.3
                       Montana                                           2.3
                       Nevada                                            4.4
                       New Jersey                                        0.7
                       New York                                          6.6
                       North Carolina                                   13.2
                       Ohio                                              1.2
                       Oregon                                            0.5
                       Texas                                             0.6
                       Utah                                              0.4
                       Virginia                                          3.0
                       Washington                                        0.7
                                                                 ------------
                                                                       100.0   %
                                                                 ============

           PORTFOLIO ABBREVIATIONS:
           AMBAC - American Municipal Bond Assurance Corp.
           AMT - Alternative Minimum Tax
           FGIC - Financial Guaranty Insurance Corporation
           FHLB - Federal Home Loan Bank
           FSA - Financial Security Assurance
           LOC - Letter of Credit
           MBIA- Municipal Bond Investors Assurance
           NR - Not Rated
           SPA - Standby Bond Purchase Agreement
           SPI- Securities Purchase, Inc.
           VRDO - Variable Rate Demand Obligation

                                See accompanying
                         notes to financial statements.

                           Tax-Free Cash Assets Trust
                          NOTES TO FINANCIAL STATEMENTS

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.


                  U.S. Government Securities Cash Assets Trust
                             Schedule of Investments
                                December 31, 2006
                                   (unaudited)



                                         Principal      Security
                                           Amount       Description                                     Value  (a)
                                           ------       -----------                                     -----
U.S. Government Agencies (100.3%): Federal Farm Credit Bank (1.3%):
                                       $ 20,000,000   5.04%, 02/27/07                        $        19,840,400
                                                                                                    ------------

Federal Home Loan Bank  (99.0%):
                                        310,000,000   4.80%, 01/02/07                                309,958,667
                                         65,000,000   5.18%, 01/03/07                                 64,981,294
                                         58,000,000   5.12%, 01/05/07                                 57,966,991
                                         90,000,000   5.15%, 01/12/07                                 89,858,238
                                         50,000,000   5.08%, 01/17/07                                 49,887,000
                                         90,000,000   5.09%, 01/19/07                                 89,770,725
                                         66,085,000   5.15%, 01/22/07                                 65,886,277
                                         75,000,000   5.15%, 01/23/07                                 74,763,958
                                         75,000,000   5.13%, 01/24/07                                 74,754,188
                                         78,000,000   5.16%, 01/26/07                                 77,720,500
                                         80,000,000   5.15%, 02/09/07                                 79,554,100
                                         55,000,000   5.14%, 02/21/07                                 54,599,119
                                         75,000,000   5.15%, 02/23/07                                 74,430,802
                                        130,000,000    5.16%, 02/28/07                               128,919,267
                                         99,265,000   5.14%, 03/14/07                                 98,245,548
                                         75,000,000   5.04%, 03/30/07                                 74,076,000
                                                                                                 ----------------
                                                                                                   1,465,372,674
                                                                                                 ----------------

Total U.S. Government Agencies                                                                     1,485,213,074
                                                                                                   -------------


Total Investments (Amortized Cost $1,485,213,074*)  - 100.3%                                       1,485,213,074
Other assets less liabilities -   (0.3)%                                                              (4,773,594)
                                                                                                 ----------------
NET ASSETS   -   100.0%                                                                         $  1,480,439,480
                                                                                                =================
------------
* Cost for Federal income tax and financial reporting purposes is identical.


                                                       Percent of
Portfolio Distribution (unaudited)                      Portfolio
U.S. Government Agencies                                100.0 %
                                      ==================================




                 See accompanying notes to financial statements.

                  U.S. Government Securities Cash Assets Trust
                          NOTES TO FINANCIAL STATEMENTS

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.



Item 2. Controls and Procedures.

(a) The Fund's chief financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported timely.

(b) The Fund's chief financial and executive officers are aware of no changes in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.


Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each chief financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).



                                 Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PACIFIC CAPITAL CASH ASSETS TRUST

By:	/s/ Diana P. Herrmann
      -------------------------------
      Diana P. Herrmann
      Vice Chair, President and Trustee
      February 27, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
      ---------------------------------
      Diana P. Herrmann
      Vice Chair, President and Trustee
      February 27, 2007


By:  /s/  Joseph P. DiMaggio
	-----------------------------------
	Joseph P. DiMaggio
	Chief Financial Officer and Treasurer
	February 27, 2007